Derivative financial instruments - Effects of derivatives on the income statement, cash flow and other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivatives not designated as hedge
Financial instruments classification
Gain (loss) recognized in the income statement	$ (86)	$ 66	$ (1,470)	$ 159
Financial settlement inflows (outflows)	(114)	(4)	159	(121)
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Gain (loss) recognized in the income statement	(230)	25	(1,321)	16
Financial settlement inflows (outflows)	(25)	(5)	(70)	(125)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. US$ fixed and floating rate swap
Financial instruments classification
Gain (loss) recognized in the income statement	(185)	16	(865)	11
Financial settlement inflows (outflows)	(33)	(21)	(51)	(106)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Gain (loss) recognized in the income statement	(24)	16	(256)	28
Financial settlement inflows (outflows)				(28)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Gain (loss) recognized in the income statement	7	(2)	(27)	(21)
Financial settlement inflows (outflows)			(6)	(5)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre-dolar swap
Financial instruments classification
Gain (loss) recognized in the income statement	(28)	(5)	(173)	(2)
Financial settlement inflows (outflows)	8	16	(13)	14
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Gain (loss) recognized in the income statement	99	(4)	(247)	46
Financial settlement inflows (outflows)	(91)	1	162	4
Derivatives not designated as hedge | Commodities price risk | Nickel
Financial instruments classification
Gain (loss) recognized in the income statement		(4)	(1)	16
Financial settlement inflows (outflows)	38	1	292	4
Derivatives not designated as hedge | Commodities price risk | Bunker oil
Financial instruments classification
Gain (loss) recognized in the income statement	99		(246)	30
Financial settlement inflows (outflows)	(129)		(130)
Derivatives not designated as hedge | Others
Financial instruments classification
Gain (loss) recognized in the income statement	45	45	98	97
Derivatives not designated as hedge | Others | Options - MBR
Financial instruments classification
Gain (loss) recognized in the income statement		36		38
Derivatives not designated as hedge | Others | Others
Financial instruments classification
Gain (loss) recognized in the income statement	45	$ 9	98	$ 59
Financial settlement inflows (outflows)	2		67
Derivatives designated as cash flow hedge
Financial instruments classification
Gain recognized in other comprehensive income	(49)		15
Derivatives designated as cash flow hedge | Nickel
Financial instruments classification
Gain recognized in other comprehensive income	$ (49)		$ 15